Securities and Exchange Commission
                              Washington, DC 20549

               Rule 23c-2 Notice of Intention to Redeem Securities
                                       of
                    General American Investors Company, Inc.
                              450 Lexington Avenue
                            New York, New York 10017
                                 (212) 916-8400

                    under the Investment Company Act of 1940
                       Securities Act File No. 333-48431
                   Investment Company Act File No. 811-00041

(1) Title of the class of securities of General American Investors Company, Inc. (the "Company") to be redeemed:

    7.20% Tax-Advantaged Cumulative Preferred Stock (liquidation preference $25.00 per share) (the "Cumulative Preferred Stock").

(2) Date on which the securities are to be redeemed:

    September 23, 2003.

(3) The applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

    The shares of  Cumulative  Preferred  Stock are to be  redeemed  pursuant to
    Section 6(a) of the Company's Certificate of Designations, Preferences and Rights fixing the rights of the Cumulative Preferred Stock.

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

    The Company intends to redeem all (6,000,000) of the shares of Cumulative Preferred Stock then outstanding.

                                    SIGNATURE

    Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Company has duly caused this notice to be signed on its behalf by the undersigned on this 4th day of August 2003.

                                       GENERAL AMERICAN INVESTORS
                                       COMPANY, INC.

                                       By: /s/ Eugene L. DeStaebler, Jr.
                                           -------------------------------------
                                       Name:  Eugene L. DeStaebler, Jr.
                                       Title: Vice-President, Administration